Basic and Diluted Net Loss per Share - Earnings Per Share Computation (Parenthetical) (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Weighted Average Number of Shares Outstanding, Basic and Diluted	4,584,794	1,457,697